Note 6 - Assets Held For Sale	12 Months Ended
Mar. 31, 2022
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

6. Assets Held For Sale

As of March 31, 2022, the Company has certain non-operating facilities and equipment in the Pacific Northwest and in the Midwest that have met the criteria to be classified as held for sale, which requires the Company to present the related assets and liabilities as separate line items in our Consolidated Balance Sheet. The Company recorded charges of $0.1 million and $0.6 million in fiscal years 2022 and 2021, respectively, in order to properly reflect the carrying value of the assets held for sale as equal to the lower of carrying value or fair value less costs to sell. The following table presents information related to the major classes of assets and liabilities that were held for sale in our Consolidated Balance sheets (in thousands):

	As of:
	March 31,	March 31,
	2022	2021
Property, plant and equipment (net)	$5,979	$8,656
Current assets held for sale	$5,979	$8,656